Borrowed Funds - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Borrowed Funds [Line Items]
Interest rate, range from	0.31%
Interest rate, range to	5.47%
Amount of available, unused funds	$ 242,945,692
Reverse Repurchase Agreement	5,000,000	$ 5,000,000
Fair value of securities received as collateral that can be resold or repledged	$ 5,501,503	$ 7,443,951
Repurchase Agreements, Maturities	September 26, 2017
Reverse Repurchase Agreement Interest Rate	3.81%